MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND
                     Two World Trade Center
                    New York, New York  10048
                         (212) 392-1600







April 27, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Morgan Stanley Dean Witter Small Cap Growth Fund
     File #811-6711
     Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 24, 2000.


                                Very truly yours,
                            /s/ Ruth Rossi
                                Ruth Rossi
                                Assistant Secretary



cc: Barry Fink, Esq.
      Larry Greene, Esq.